UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: October 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 93.9%

	Shares	Value
CONSUMER DISCRETIONARY — 9.0%
Advance Auto Parts	155,000	$15,372,900
Arcos Dorados Holdings, Cl A	300,000	3,612,000
Bed Bath & Beyond *	140,000	10,824,800
CST Brands	370,000	11,928,800
John Wiley & Sons, Cl A	150,000	7,543,500
PetSmart	155,000	11,277,800

		60,559,800

CONSUMER STAPLES — 8.5%
Beam	130,000	8,749,000
Church & Dwight	60,000	3,909,000
Clorox	105,000	9,469,950
Energizer Holdings	75,000	7,358,250
Kellogg	105,000	6,641,250
McCormick & Company	55,000	3,803,250
Mead Johnson Nutrition	65,000	5,307,900
Molson Coors Brewing, Cl B	225,000	12,150,000

		57,388,600

ENERGY — 6.6%
Concho Resources *	50,000	5,530,500
Denbury Resources *	830,000	15,761,700
Forum Energy Technologies *	100,000	2,926,000
Frank’s International	100,000	3,059,000
Whiting Petroleum *	250,000	16,722,500

		43,999,700

FINANCIALS — 13.6%
Allied World Assurance Company Holdings	100,000	10,829,000
Arthur J. Gallagher	305,000	14,472,250
Cullen/Frost Bankers	125,000	8,848,750
Endurance Specialty Holdings	105,000	5,805,450
Northern Trust	260,000	14,669,200
Prosperity Bancshares	150,000	9,367,500
SVB Financial Group *	40,000	3,831,200

1

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
T. Rowe Price Group	90,000	$6,966,900
Willis Group Holdings	365,000	16,450,550

		91,240,800

HEALTH CARE — 18.2%
Bio-Rad Laboratories, Cl A *	105,000	12,969,600
C.R. Bard	100,000	13,622,000
CareFusion *	405,000	15,701,850
Cepheid *	265,000	10,790,800
Edwards Lifesciences *	130,000	8,474,700
Illumina *	75,000	7,013,250
QIAGEN *	290,000	6,716,400
St. Jude Medical	305,000	17,503,950
Teleflex	80,000	7,374,400
West Pharmaceutical Services	80,000	3,868,000
Zimmer Holdings	100,000	8,747,000
Zoetis, Cl A	310,000	9,814,600

		122,596,550

INDUSTRIALS — 15.3%
Actuant, Cl A	350,000	13,146,000
ADT	250,000	10,842,500
AMETEK	75,000	3,587,250
CLARCOR	80,000	4,678,400
Dover	175,000	16,063,250
Esterline Technologies *	105,000	8,416,800
IDEX	100,000	6,915,000
Pall	50,000	4,026,000
Parker-Hannifin	150,000	17,508,000
Pentair	100,000	6,709,000
Rockwell Automation	100,000	11,041,000

		102,933,200

INFORMATION TECHNOLOGY — 19.4%
Altera	420,000	14,112,000
Guidewire Software *	65,000	3,296,800

2

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
IHS, Cl A *	70,000	$7,633,500
Informatica *	265,000	10,229,000
Intuit	295,000	21,065,950
MICROS Systems *	325,000	17,631,250
National Instruments	71,100	2,065,455
Red Hat *	230,000	9,952,100
SolarWinds *	200,000	7,238,000
Solera Holdings	220,000	12,368,400
TIBCO Software *	525,000	12,894,000
WEX *	50,000	4,667,500
Xilinx	165,000	7,494,300

		130,648,255

MATERIALS — 3.3%
Aptargroup	240,000	15,398,400
Sigma-Aldrich	75,000	6,482,250

		21,880,650

TOTAL COMMON STOCK (Cost $509,286,435)		631,247,555

CASH EQUIVALENTS — 6.0%**
Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.010%	39,759,221	39,759,221
Fidelity Treasury Portfolio, Cl I, 0.010%	740,628	740,628

TOTAL CASH EQUIVALENTS (Cost $40,499,849)		40,499,849

TOTAL INVESTMENTS — 99.9% (Cost $549,786,284)†		$671,747,404

Percentages are based on Net Assets of $672,295,498.

*	Non-income producing security.
**	Rate Reported in the 7-day effective yield as of October 31, 2013.

3

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
OCTOBER 31, 2013
(Unaudited)

Cl — Class

† At October 31, 2013, the tax basis cost of the Fund’s investments was $549,786,284, and the unrealized appreciation and depreciation were $126,744,530 and ($4,783,410) respectively.

As of October 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-1100

4

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 93.4%

	Shares	Value
CONSUMER DISCRETIONARY — 5.3%
BJ’s Restaurants *	353,800	$9,573,828
CST Brands	695,000	22,406,800
John Wiley & Sons, Cl A	335,000	16,847,150
Wolverine World Wide	205,000	11,836,700

		60,664,478

CONSUMER STAPLES — 11.6%
B&G Foods	110,600	3,743,810
Casey’s General Stores	275,000	20,042,000
Elizabeth Arden *	280,000	10,133,200
Fresh Market *	167,000	8,501,970
Harris Teeter Supermarkets	455,000	22,440,600
Lancaster Colony	230,900	19,162,391
Post Holdings *	145,000	6,227,750
Prestige Brands Holdings *	59,100	1,845,693
Snyder’s-Lance	485,000	14,545,150
TreeHouse Foods *	345,000	25,274,700

		131,917,264

ENERGY — 5.2%
Approach Resources *	700,000	19,705,000
Flotek Industries *	180,000	3,848,400
Forum Energy Technologies *	200,000	5,852,000
Key Energy Services *	500,000	3,910,000
Northern Oil and Gas *	550,000	9,036,500
Resolute Energy *	1,025,000	9,614,500
TETRA Technologies *	530,000	6,874,100

		58,840,500

FINANCIALS — 14.7%
Allied World Assurance Company Holdings	205,000	22,199,450
AmTrust Financial Services	135,000	5,178,600
Argo Group International Holdings	350,000	14,693,000
Aspen Insurance Holdings	415,000	16,189,150
Bryn Mawr Bank	250,000	6,965,000
Community Bank System	280,000	10,166,800

5

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
CVB Financial	485,000	$7,051,900
Endurance Specialty Holdings	380,000	21,010,200
Independent Bank	145,000	5,202,600
Navigators Group *	170,000	9,560,800
Prosperity Bancshares	210,000	13,114,500
UMB Financial	480,000	28,281,600
Washington Trust Bancorp	255,000	8,386,950

		168,000,550

HEALTH CARE — 18.5%
Bio-Rad Laboratories, Cl A *	140,000	17,292,800
Cepheid *	425,000	17,306,000
Genomic Health *	315,000	9,424,800
Globus Medical, Cl A *	415,000	7,968,000
Haemonetics *	345,000	13,993,200
Integra LifeSciences Holdings *	415,000	18,998,700
Luminex *	485,000	9,457,500
Masimo *	630,000	16,140,600
NuVasive *	550,000	17,479,000
Omnicell *	105,000	2,422,350
Owens & Minor	145,000	5,425,900
STERIS	350,000	15,816,500
TECHNE	65,000	5,680,350
Teleflex	170,000	15,670,600
VCA Antech *	345,000	9,815,250
Volcano *	733,700	14,065,029
West Pharmaceutical Services	275,000	13,296,250

		210,252,829

INDUSTRIALS — 18.7%
Actuant, Cl A	700,000	26,292,000
Brady, Cl A	415,000	12,113,850
CLARCOR	350,000	20,468,000
EnPro Industries *	275,000	16,409,250
Esterline Technologies *	175,000	14,028,000
Hub Group, Cl A *	280,000	10,284,400
IDEX	70,000	4,840,500

6

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2013
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Landstar System	280,000	$15,481,200
Mistras Group *	285,000	5,232,600
Raven Industries	560,000	18,681,600
RBC Bearings *	140,000	9,630,600
Ritchie Bros. Auctioneers	582,600	11,535,480
Standex International	76,400	4,699,364
TriMas *	695,000	26,312,700
WOODWARD	415,000	16,637,350

		212,646,894

INFORMATION TECHNOLOGY — 14.6%
Bottomline Technologies *	560,000	17,595,200
Cardtronics *	545,000	21,391,250
FleetMatics Group *	105,000	3,333,750
Guidewire Software *	210,000	10,651,200
LogMeIn *	455,000	14,696,500
Measurement Specialties *	245,000	13,653,850
National Instruments	381,900	11,094,195
NICE Systems ADR	275,000	10,774,500
PROS Holdings *	215,000	7,600,250
Qlik Technologies *	490,000	12,416,600
Qualys *	238,400	4,958,720
RealPage *	800,000	19,624,000
WEX *	195,000	18,203,250

		165,993,265

MATERIALS — 4.8%
Aptargroup	225,000	14,436,000
Sensient Technologies	525,000	27,368,250
Silgan Holdings	280,000	12,619,600

		54,423,850

TOTAL COMMON STOCK (Cost $807,823,813)		1,062,739,630

7

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
OCTOBER 31, 2013
(Unaudited)

CASH EQUIVALENTS — 6.9%**

	Shares	Value
Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.010%	37,925,519	$37,925,519
Fidelity Treasury Portfolio, Cl I, 0.010%	41,283,688	41,283,688

TOTAL CASH EQUIVALENTS (Cost $79,209,207)		79,209,207

TOTAL INVESTMENTS — 100.3% (Cost $887,033,020)†		$1,141,948,837

Percentages are based on Net Assets of $1,138,415,034.

*	Non-income producing security.
** Rate Reported	in the 7-day effective yield as of October 31, 2013.

ADR — American Depositary Receipt

Cl — Class

† At October 31, 2013, the tax basis cost of the Fund’s investments was $887,033,020, and the unrealized appreciation and depreciation were $272,927,234 and ($18,011,417) respectively.

As of October 31, 2013, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended October 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-1800

8

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: December 30, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 30, 2013